Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,635,464)	$ (72,785)	$ (141,882)	$ (93,936)
Changes in assets and liabilities:
Common stock issued for services	477,040	0	0	25,000
Common stock issued for services - related party	764,000	0
Loss on conversion of accrued salary	118,000	0	48,000	0
Accounts payable	7,357	30,502	43,192	0
Accrued expenses	3,800	4,983	5,781	68,936
Accrued compensation	145,200	0
Net cash used in operating activities	(120,067)	(37,300)	(44,909)	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds of borrowings from a related party	38,100	61,041	72,085	300
Repayment to related party	(36,108)	(23,816)	(34,005)	0
Proceeds from the sale of common stock	184,633	0	7,000	0
Proceeds from note payable	55,500	0
Payment on note payable	(119,000)	0
Net cash provided by financing activities	123,125	37,225	45,080	300
Net increase (decrease) in cash	3,058	(75)	171	300
Cash at the beginning of period	471	300	300	0
Cash at the end of period	3,529	225	471	300
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0	0	0	0
Income taxes paid	0	0	0	0
NON-CASH TRANSACTIONS:
Accrued salary converted to common stock	50,000	0
Principal and interest converted to common stock	35,796	0
Operating expenses paid directly by related party	0	13,600	13,600	0
Note issued to settle unpaid legal fees	$ 0	$ 20,000
Operating expenses paid directly by a former related party			0	42,651
Note payable issued for settlement of accrued expense			0	32,000
Related party advance converted to common shares			48,000	0
Note issued to settle unpaid legal fees			$ 20,000	$ 0